Note 7 - Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note
7
– Investment Securities Available for Sale

The amortized cost, gross unrealized gains and losses, and fair value of investment securities available for sale at
December
31,
2016
and
2015
are summarized below (in thousands):

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$6,608	$1	$(19)	$6,590
Federal Home Loan Mortgage Corporation securities	1,892	--	(21)	1,871
Federal National Mortgage Association securities	752	--	(12)	740
Total mortgage-backed securities	9,252	1	(52)	9,201
Debt securities:
U.S. government agency	360	--	(6)	354
Total available-for-sale-securities	$9,612	$1	$(58)	$9,555

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$2,003	$-	$(13)	$1,990
Federal Home Loan Mortgage Corporation securities	1,020	-	(5)	1,015
Total mortgage-backed securities	$3,023	$-	$(18)	$3,005

The amortized cost and fair value of debt securities at
December
31,
2016,
by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may
have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized Cost	Fair Value
Due after one year through five years	$360	$354
Due after ten years	9,252	9,201
	$9,612	$9,555

The following tables show the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at
December
31,
2016
and
2015
(in thousands):

	December 31, 2016
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Governmental National Mortgage Association mortgage-backed securities	8	$5,874	$(19)	$--	$--	$5,874	$(19)
Federal Home Loan Mortgage Corporation mortgage-backed securities	2	1,871	(21)	--	--	1,871	(21)
Federal National Mortgage Association mortgage-backed securities	1	740	(12)	--	--	740	(12)
Debt securities, U.S. government agency	1	354	(6)	--	--	354	(6)
	12	$8,839	$(58)	$--	$--	$8,839	$(58)

	December 31, 2015
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Governmental National Mortgage Association mortgage-backed securities	2	$1,990	$(13)	$--	$--	$1,990	$(13)
Federal National Mortgage Association mortgage-backed securities	1	1,015	(5)	--	--	1,015	(5)
Total	3	$3,005	$(18)	$--	$--	$3,005	$(18)

At
December
31,
2016,
there were
twelve
securities in an unrealized loss position that at such date had an aggregate depreciation of
0.65%
from the Company's amortized cost basis. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length of time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may
influence the operations of the issuer.  The Company has the ability and intent to hold the securities until the anticipated recovery of fair value occurs. Management does not believe any individual unrealized loss as of
December
31,
2016
represents an other-than-temporary impairment. There were no impairment charges recognized during the year ended
December
31,
2016
or
2015.

For the year ended
December
31,
2016,
there were
no
sales of investment securities.  For the year ended
December
31,
2015,
the Company sold its investment securities available for sale portfolio consisting of two
bond funds totaling
$1.7
million and realized gross losses of
$75,000
on the transaction.  There were
no
realized gross gains on the transaction.